Description of Organization and Business Operations - Summary of Reclassification of Selected Items In The Balance Sheet (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 13, 2020	Oct. 12, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class A common stock subject to possible redemption				$ 203,747,000			$ 167,441,000
Class A common stock	$ 1,000			1,000	$ 100		1,000
Additional Paid in Capital	3,159,000			2,033,000			163,000
Accumulated deficit	(97,284,000)			(80,802,000)			(47,339,000)
Total Stockholders' Deficit	(94,124,000)			(78,768,000)			$ (47,175,000)
CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable warrant liability	16,603,125			18,716,250
Class A common stock subject to possible redemption	402,519,359			402,501,008
Class A common stock					$ 100
Additional Paid in Capital	0
Accumulated deficit	(36,739,536)			(30,865,045)
Total Stockholders' Deficit	$ (36,739,335)	$ (26,639,002)	$ (22,365,337)	(30,864,844)		$ 0
Previously Reported [Member] | CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class A common stock subject to possible redemption				385,352,413
Class A common stock				171
Additional Paid in Capital				5,295,372
Accumulated deficit				(295,743)
Total Stockholders' Deficit				5,000,001
Revision of Prior Period, Adjustment [Member] | CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Redeemable warrant liability				18,716,250
Class A common stock subject to possible redemption				17,148,595
Class A common stock				(171)
Additional Paid in Capital				(5,295,372)
Accumulated deficit				(30,569,302)
Total Stockholders' Deficit				$ (35,864,845)